Financial liabilities at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2020
Financial liability fair value through profit or loss [abstract]
Summary of Financial Liabilities at Fair Value through Profit or Loss
9 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
	30 June 2020	31 December 2019
Trading liabilities	35,745	28,042
Non-trading derivatives	2,435	2,215
Designated at fair value through profit or loss	52,461	47,684
	90,641	77,942